RELATED PARTIES - Key management remuneration (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Executive Directors
Disclosure of transactions between related parties [line items]
Base salary	$ 2,316
Pension scheme benefits	518
Other benefits	266
Annual cash bonus / DSP cash	2,080
DSP award	0
Transition awards	1,082
Total	$ 6,262	$ 9,899	$ 8,764
Awards granted during the year (in shares) | shares	0
Transition awards, cash percentage	0.3333
Transition awards, equity percentage	0.6667
Executive Management
Disclosure of transactions between related parties [line items]
Base salary	$ 3,329
Pension scheme benefits	403
Other benefits	613
Annual cash bonus / DSP cash	2,480
DSP award	0
Transition awards	1,408
Buy-out share awards on recruitment	84
Total	$ 8,317	12,029	14,314
Awards granted during the year (in shares) | shares	0
Transition awards, cash percentage	0.3333
Transition awards, equity percentage	0.6667
Non-executive Directors
Disclosure of transactions between related parties [line items]
Total	$ 2,120	$ 2,268	$ 2,151
Director fees	1,376
Committee fees	541
Travel allowance	$ 203